SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant risks and uncertainties
Cash and cash equivalents	$ 158,691	$ 46,256
Currency Concentration Risk | Cash and cash equivalents | RMB
Significant risks and uncertainties
Cash and cash equivalents	$ 65,375	$ 45,289
Concentration risk, Percentage	42.00%	98.00%